CONVERTIBLE PROMISSORY NOTES THIRD PARTIES (Details 333) - USD ($)	1 Months Ended
	Aug. 31, 2022	Jul. 31, 2021	Sep. 30, 2021
Converted amount	$ 7,000
Number shares	7,000,000
First Conversion [Member] | Power Up Note #1 [Member]
Converion Price Per Share	$ 0.001	$ 0.0162	$ 0.0137
Converted amount	$ 7,000
Number shares	7,000,000	925,926